Financial instruments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Financial instruments fair value gains
Net (losses)/gains on equity investments measured at fair value through other comprehensive income	$ (67)	$ 54	$ (125)	$ 89
Non-cash and other movements			304	(550)
Net cash inflow from operating activities			7,099	5,571
Reconciliation of changes in contingent liabilities in business combination
Contingent liabilities recognised in business combination at beginning of period			1,751	2,137
Additions				198
Settlements			(629)	(474)
Revaluations			(30)	251
Discount unwind			32	57
Contingent liabilities recognised in business combination at end of period	1,124	$ 2,169	1,124	2,169
Diabetes alliance
Reconciliation of changes in contingent liabilities in business combination
Contingent liabilities recognised in business combination at beginning of period			1,309
Settlements			(518)
Revaluations			(30)
Discount unwind			21
Contingent liabilities recognised in business combination at end of period	782		782
Increase/decrease in contingent consideration balance with change in current estimates	78		$ 78
Percentage of reasonably possible increase or decrease in sales estimates			10.00%
Other
Reconciliation of changes in contingent liabilities in business combination
Contingent liabilities recognised in business combination at beginning of period			$ 442
Settlements			(111)
Discount unwind			11
Contingent liabilities recognised in business combination at end of period	342		342
Interest-Bearing Loans and Borrowings | Not measured at fair value in statement of financial position but for which fair value is disclosed
Financial instruments fair value gains
Carrying value, financial liabilities	32,839		32,839
Financial liabilities, at fair value	32,203		32,203
Financial assets at amortised cost
Financial instruments fair value gains
Cash collateral pledged to counterparties	32		32
Other Investments | Financial assets measured at fair value
Financial instruments fair value gains
Financial assets	1,880		1,880
Money market funds | Financial assets measured at fair value
Financial instruments fair value gains
Financial assets	5,597		5,597
Derivatives | Financial assets measured at fair value
Financial instruments fair value gains
Financial assets	504		504
Level 3
Financial instruments fair value gains
Net (losses)/gains on equity investments measured at fair value through other comprehensive income			(35)	$ 1
Level 3 | Equity investments
Financial instruments fair value gains
Financial assets	523		523		$ 353
Level 3 | Equity investments | Financial assets measured at fair value
Financial instruments fair value gains
Financial assets	$ 523		$ 523